Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 344,465	$ 271,642	$ 1,497,779	$ 1,218,882
Cost of sales	62,182	80,024	284,420	262,689
Gross profit	282,283	191,618	1,213,359	956,193
Operating expenses:
Stock based compensation	(1,132,067)	1,417,943	4,466,890	3,315,895
Personnel expenses	465,491	886,256	2,707,585	2,699,958
General and administrative expenses	349,732	426,553	2,161,411	2,330,568
Professional fees	86,632	141,279	450,378	675,943
Total operating expenses	(230,212)	2,872,031	9,786,264	9,022,364
Income (loss) from operations	512,495	(2,680,413)	(8,572,905)	(8,066,171)
Other income (expense):
Amortization of debt discount	(484,268)	(284,985)	(1,155,772)	(1,131,629)
Interest expense	(193,008)	(103,788)	(614,024)	(324,385)
Loss on extinguishment of debt	(263,857)			(218,238)
Loss on disposition of long-term assets			(37,979)	(127,927)
Loss on impairment of goodwill			(815,500)
Net gain from investments		110,721	78,510	(183,241)
Interest income	5,134	4,000	16,200	700
Total other income (expense)	(935,999)	(274,052)	(2,528,565)	(1,984,720)
Loss before income tax expense	(423,504)	(2,954,465)	(11,101,470)	(10,050,891)
Income tax expense benefit	17		(2,033)	(674,292)
Net loss	(423,487)	(2,954,465)	(11,103,503)	(10,725,183)
Net loss attributable:
Non-controlling interest	(281)	(419)	(2,148)	(308)
Common stockholders	(423,206)	(2,954,046)	(11,101,355)	(10,724,875)
Net loss	$ (423,487)	$ (2,954,465)	$ (11,103,503)	$ (10,725,183)
Basic earnings per share on net loss (in Dollars per share)	$ (0.01)	$ (0.07)	$ (0.28)	$ (0.28)
Weighted average shares outstanding - basic (in Shares)	40,833,659	39,935,677	39,967,538	38,785,879